UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2012

Place X if Amendment		X		;	Amendment Number: 1

This Amendment (place X in only one):	X	is a restatement.

					adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
	San Mateo, CA  94402


Form 13F File Number: 028-14181

Central Index Key (CIK) Number:	0001495703

CIK Confirmation Code (CCC):	yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank C. Marinaro
Title:		Portfolio Manager, CCO
Phone:		650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					March 07, 2013
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT
	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 				0
Form 13F Information Table Entry Total:			24
Form 13F Information Table Value Total:			236,196
							(thousands)

List of Other Included Managers: NONE


EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com

			Value	Shares/	Sh/	Put/
Invstmt	Other	Voting Authority
Name of Issuer	Title of Class	Cusip	(x$1000)	Prn Amt	Prn	Call
Dscretn	Mgrs	Sole	Shared	None
ISHARES DJ SELECT DIVIDEND ETF	CU	46428716	495	8846	SH		Sole				8846
ISHARES S&P 500 INDEX ETF	CU	46428720	6118	43326	SH		Sole				43326
ISHARES MSCI EMERGING MARKETS	CU	46428723	808	18821	SH		Sole				18821
ISHARES MSCI EAFE ETF	CU	46428746	5020	91456	SH		Sole				91456
ISHARES TR RUSSELL 1000 INDEX	CU	46428762	7198	92333	SH		Sole				92333
ISHARES RUSSELL 2000 ETF	CU	46428765	13184	159205	SH		Sole				159205
ISHARES TR FTSE EPRA/NAREIT GL	CU	46428848	3224	112191	SH		Sole				112191
SCHWAB STRATEGIC TR INTL EQTY	CU	80852480	1098	42179	SH		Sole				42179
VANGUARD DIVIDEND APPRECIATION	CU	92190884	7765	132621	SH		Sole				132621
VANGUARD MSCI EAFE ETF	CU	92194385	40926	1202636	SH		Sole				1202636
VANGUARD HIGH DIVIDEND YIELD	CU	92194640	227	4678	SH		Sole				4678
VANGUARD MSCI EMERGING MARKETS	CU	92204285	13557	311873	SH		Sole				311873
VANGUARD REIT INDEX	CU	92290855	13770	216332	SH		Sole				216332
VANGUARD MID CAP 	CU	92290862	18570	227631	SH		Sole				227631
VANGUARD SMALL CAP ETF	CU	92290875	995	12639	SH		Sole				12639
IPATH DJ-UBS COMMODITY TTL RTN	CU	06738C77	738	17428	SH		Sole				17428
IPATH DJ-UBS AGRICULTURE TR SUB	CU	06739N20	1635	29667	SH		Sole				29667
POWERSHARES QQQ TR	CU	73935A10	1166	17264	SH		Sole				17264
SPDR S&P 500 ETF	CU	78462f10	92854	659425	SH		Sole				659425
SPDR GOLD ETF	CU	78463V10	1848	11397	SH		Sole				11397
SPDR DJ WILSHIRE INTL REAL EST	CU	78463X86	608	16517	SH		Sole				16517
SPDR INDEX SHS FDS S&P INTL SM	CU	78463X87	2053	71368	SH		Sole				71368
SPDR DJ Wilshire REIT (ETF)	CU	78464A60	581	8200	SH		Sole				8200
SPDR DOW JONES INDUSTRIAL ETF	CU	78467X10	1759	13344	SH		Sole				13344